DESCRIPTION OF PLAN - Forfeited Accounts (Details) - 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF PLAN
Forfeited non-vested accounts	$ 0	$ 0
Amount of forfeited nonvested accounts used to offset administrative expenses	$ 1,574